Supplemental Oil and Natural Gas Disclosures (Unaudited) - Oil and Natural Gas Produced and Average Unit Prices Related to Royalty and Non-Operating Working Interests (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012 Mcf
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Conversion Ratio to convert barrels of oil equivalents	6